Revenues - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 2,905	$ 2,608
Remaining performance obligations	$ 19,700	$ 10,000